LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Lease Expenses
	Year ended December 31
	2022	2021

Interest expense on lease liabilities	$165	$315
Exchange rate differences	(237)	(31)
CPI recognized on lease liabilities and right-of-use assets	95	47
Depreciation expenses on right-of-use assets	726	606
Income (expense) due to removal of lease liabilities and right-of-use assets	(1)	*	)

*) Represents an income amount lower than $1.

Schedule of Right-of-Use Assets
	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2022	$3,441	$744	$4,185

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	102	102

Revaluation recognized in CPI	81	14	95

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(113)	(113)

Balance as of December 31, 2022	3,522	747	4,269

Accumulated depreciation:

Balance as of January 1, 2022	1,718	358	2,076

Additions during the year:

Depreciation	558	168	726

Disposals during the year:

Disposals of right-of-use assets	-	(101)	(101)

Balance as of December 31, 2022	2,276	425	2,701

Depreciated cost on December 31, 2022	$1,246	$322	$1,568

	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2021	$3,025	$319	$3,344

Additions during the year:

Additions to right-of-use assets for new leases in the period	412	412	824

Revaluation recognized in CPI	4	43	47

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(30)	(30)

Balance as of December 31, 2021	3,441	744	4,185

Accumulated depreciation:

Balance as of January 1, 2021	1,224	248	1,472

Additions during the year:

Depreciation	494	112	606

Disposals during the year:

Disposals of right-of-use assets	-	(2)	(2)

Balance as of December 31, 2021	1,718	358	2,076

Depreciated cost on December 31, 2021	$1,723	$386	$2,109

Schedule of Lease Liability

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2022	$2,286	$383	$2,669

Lease payments	(770)	(187)	(957)

Lease deposits	-	(10)	(10)

Interest expense	143	22	165

Exchange rate differences	(204)	(33)	(237)

Additions to lease liability for new leases in the period	-	102	102

Reduction of lease liability for leases terminated in the period	-	(11)	(11)

Revaluation recognized in CPI	81	14	95

Balance as of December 31, 2022	$1,536	$280	$1,816

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2021	$2,375	$65	$2,440

Lease payments	(748)	(147)	(895)

Lease deposits	-	(2)	(2)

Interest expense	281	34	315

Exchange rate differences	(38)	7	(31)

Additions to lease liability for new leases in the period	412	412	824

Reduction of lease liability for leases terminated in the period	-	(29)	(29)

Revaluation recognized in CPI	4	43	47

Balance as of December 31, 2021	$2,286	$383	$2,669

Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases

	Leasehold	Motor vehicles	Total

2023	$760	$183	$943
2024	727	92	819
2025	110	21	131
2026	70	-	70
2027 and thereafter	62	-	62

Total lease payments	$1,729	$296	$2,025
Less: imputed interest	193	16	209
Present value of lease liabilities	$1,536	$280	$1,816